Convertible Notes - Additional Information (Details) - Convertible notes (Notes) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 03, 2015 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Feb. 03, 2015 CNY (¥)
Debt Instrument [Line Items]
Debt instrument, face amount	$ 80,000
Debt instrument, interest rate	3.50%				3.50%
Debt instrument, maturity date	Feb. 03, 2020
Debt Instrument, frequency of periodic payment	semiannually
Debt instrument, initial conversion price | $ / shares	$ 23.03	$ 23.03	$ 23.03	$ 23.03
Debt Instrument, initial conversion rate	43.4216
Debt Instrument, repurchase price as a percentage of principal amount	100.00%
Debt issuance costs | ¥					¥ 0
Number of ADS that each ordinary share represents	2
Portion of debt to be converted	$ 10,000
Amount of convertible notes converted	$ 1,000	$ 21,090
Stock issued during period, shares, conversion of convertible securities | shares		457,881
American Depositary Shares
Debt Instrument [Line Items]
Stock issued during period, shares, conversion of convertible securities | shares		915,762